Related Party Transactions (Details) ¥ in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Related Party Transactions [Line Items]
Interest free loan	$ 0.5	¥ 3,084
Repayment of related party			¥ 3,511	¥ 3,594
Equity Investee [Member]
Related Party Transactions [Line Items]
Repayment of related party				9,485
Related balances decreased
Related Party [Member]
Related Party Transactions [Line Items]
Amounts due from related parties			¥ 3,357	¥ 3,436